Significant Accounting Policies - PDR (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premium Deficiency Reserve ("PDR")
Premium deficiency reserve	$ 31,515	$ 26,375	$ 37,836